Investment Objectives and Goals	Apr. 30, 2026
SHELTON TACTICAL CREDIT FUND
Prospectus [Line Items]
Risk/Return [Heading]	SHELTON TACTICAL CREDIT FUND Ticker Symbols: DEBIX and DEBTX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income and capital appreciation.
Shelton International Select Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SHELTON INTERNATIONAL SELECT EQUITY FUND Ticker Symbols: SISEX and SISLX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to achieve long-term capital appreciation.
SHELTON EMERGING MARKETS FUND
Prospectus [Line Items]
Risk/Return [Heading]	SHELTON EMERGING MARKETS FUND Ticker Symbols: EMSQX, EMSLX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to achieve long-term capital appreciation.
Shelton Equity Premium Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	SHELTON EQUITY PREMIUM INCOME ETF Ticker Symbol: SEPI
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Shelton Equity Premium Income ETF (“SEPI”) seeks to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities.

ICON EQUITY INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	ICON Equity Income Fund
Objective [Heading]	Investment Objective/Goals
Objective, Primary [Text Block]	Seeks modest capital appreciation and income.
ICON FLEXIBLE BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	ICON Flexible Bond Fund
Objective [Heading]	Investment Objective/Goals
Objective, Primary [Text Block]	Seeks maximum total return.
ICON EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	ICON Equity Fund
Objective [Heading]	Investment Objective/Goals
Objective, Primary [Text Block]	Seeks capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective of capital preservation to provide long-term growth.
ICON CONSUMER SELECT FUND
Prospectus [Line Items]
Risk/Return [Heading]	ICON Consumer Select Fund
Objective [Heading]	Investment Objective/Goals
Objective, Primary [Text Block]	Seeks long-term capital appreciation.
ICON NATURAL RESOURCES AND INFRASTRUCTURE FUND
Prospectus [Line Items]
Risk/Return [Heading]	ICON Natural Resources and Infrastructure Fund
Objective [Heading]	Investment Objective/Goals
Objective, Primary [Text Block]	Seeks long-term capital appreciation.
ICON HEALTH AND INFORMATION TECHNOLOGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	ICON Health and Information Technology Fund
Objective [Heading]	Investment Objective/Goals
Objective, Primary [Text Block]	Seeks long-term capital appreciation.
ICON UTILITIES AND INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	ICON Utilities and Income Fund
Objective [Heading]	Investment Objective/Goals
Objective, Primary [Text Block]	Seeks long-term capital appreciation.